Class I Shares [Member] Annual Fund Operating Expenses - Class I Shares [Member] - Janus Henderson Government Money Market Fund	Jun. 30, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 9, 2024
American Cancer Society Support - Class I For Participants
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.19%	[1]
Expenses (as a percentage of Assets)	0.39%
Fee Waiver or Reimbursement	0.19%	[2]
Net Expenses (as a percentage of Assets)	0.20%	[2]

[1]	Other Expenses are based on the estimated annualized expenses that the Shares expect to incur.
[2]
The Adviser has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.20% for at least a one-year period commencing on December 9, 2024. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.